Certain risks and concentration (Schedule of Consolidated Financial Information of Group's VIEs and VIE's Subsidiary Excluding Inter Company Items With Group's Subsidiaries Included in Accompanying Consolidated Financial Statements) (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets
Cash and cash equivalents	$ 143,403			¥ 729,598	¥ 928,934	$ 73,331	¥ 475,028	¥ 504,702
Short-term deposits	292,529				1,894,946		4,214,576
Restricted short-term deposits	60,085				389,221		100,000
Accounts receivable, net	20,432				132,353		257,436
Inventory	2,221				14,385		1,445
Amounts due from related parties	818				5,297		61,073
Prepayments and other current assets	22,822				147,823		204,139
Deferred tax assets	18,049				116,921		111,436
Total current assets	560,359				3,629,880		5,425,133
Non-current assets
Deferred tax assets	519				3,363		1,392
Investments	87,616				567,557		186,654
Property and equipment, net	130,206				843,449		234,228
Intangible assets, net	22,606				146,437		154,034
Goodwill	23,409			1,577	151,638		300,382
Other non-current assets	306,541				1,985,714		560,971
Total non-current assets	570,897				3,698,158		1,437,661
Total assets	1,131,256				7,328,038		6,862,794
Current liabilities
Accounts payable	20,041				129,819		101,525
Deferred revenue	59,480				385,300		356,150
Advances from customers	8,504				55,086		34,127
Income taxes payable	16,580				107,403		89,161
Accrued liabilities and other current liabilities	105,266				681,889		478,703
Amounts due to related parties	3,847				24,917		30,892
Total current liabilities	$ 213,718				¥ 1,384,414		1,090,558
Non-current liabilities
Long-term payable							183,000
Deferred revenue	$ 3,204				¥ 20,752		24,383
Deferred tax liabilities	2,596				16,817		26,709
Total non-current liabilities	406,770				2,634,972		2,682,072
Total liabilities	620,488				4,019,386		3,772,630
Net income	159,506	¥ 1,033,243	¥ 1,064,472	477,727
Net cash provided by operating activities	281,493	1,823,442	1,301,351	891,173
Net cash used in investing activities	(161,787)	(1,048,022)	(3,954,055)	(659,603)
Net increase / (decrease) in cash and cash equivalents	$ 67,660	438,277	(249,942)	225,883
Variable interest entity [Member]
Current assets
Cash and cash equivalents					403,722		305,405
Short-term deposits					250,000		1,002,020
Restricted short-term deposits					110,000		100,000
Accounts receivable, net					127,365		243,529
Inventory					14,385		1,445
Amounts due from related parties					5,164		43,816
Prepayments and other current assets					117,536		113,939
Deferred tax assets					87,492		85,004
Total current assets					1,115,664		1,895,158
Non-current assets
Deferred tax assets					3,363		1,392
Investments					285,292		63,220
Property and equipment, net					292,340		227,372
Intangible assets, net					110,214		133,888
Goodwill					136,066		298,802
Other non-current assets					1,932,356		31,520
Total non-current assets					2,759,631		756,194
Total assets					3,875,295		2,651,352
Current liabilities
Accounts payable					108,500		101,160
Deferred revenue					385,300		354,987
Advances from customers					45,189		25,897
Income taxes payable					80,978		65,162
Accrued liabilities and other current liabilities					579,760		357,464
Amounts due to related parties					23,684		30,892
Total current liabilities					¥ 1,223,411		935,562
Non-current liabilities
Long-term payable							183,000
Deferred revenue					¥ 20,752		24,383
Deferred tax liabilities					12,592		26,709
Total non-current liabilities					33,344		234,092
Total liabilities					¥ 1,256,755		¥ 1,169,654
Net revenues		5,821,305	3,543,994	1,669,852
Net income		1,267,111	1,136,570	486,095
Net cash provided by operating activities		2,164,953	1,313,521	845,198
Net cash used in investing activities		(2,251,207)	¥ (994,574)	¥ (592,390)
Net cash provided by financing activities		704,298
Net increase / (decrease) in cash and cash equivalents		¥ 618,044	¥ 318,947	¥ 252,808